Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capital Risk

The Group manages capital risk by reference to total equity compared with total borrowings. As of December 31, 2017 and 2018, these metrics were as follows:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Bank borrowings	558,000	473,000	68,795
Advances from an unrelated party	38	38	6
Amount due to a shareholder	8,742	9,911	1,441

Total borrowings	566,780	482,949	70,242

Total Equity	2,546,622	2,538,640	369,230

	2017	2018

Debt (total liabilities) to equity ratio	51.1%	46.9%